CASH FLOW INFORMATION (Schedule of cash flow information) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
CASH FLOW INFORMATION [Abstract]
Interest paid, net of capitalized interest of $16,300 (2014), $24,659 (2013) and $4,056 (2012)	$ 424,039	$ 427,278	$ 541,301
Income taxes paid	$ 720,583	$ 637,382	$ 259,061